Income Taxes - Sources and Movement in Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ 1,169	$ 1,078	$ 833
Recognized in net income	(116)	(50)	64
Recognized in OCI	(87)	(30)	171
Acquisitions		221
Other	1	(50)	10
Balance at end of year	994	1,169	1,078
Balance at beginning of year	(472)	(328)	(354)
Recognized in net income	47	29	(44)
Recognized in OCI	8	(16)	53
Acquisitions		(150)
Other	(19)	(7)	17
Balance at end of year	(436)	(472)	(328)
Net deferred tax assets	558	697	750
IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1,169
Balance at end of year		1,169
IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1,196
Balance at end of year		1,196
IFRS9 [member] | Impact of adopting IFRS 9 at November 1, 2017 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	27
Balance at end of year		27
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	245	227	208
Recognized in net income	31	2	18
Recognized in OCI	1	0	0
Acquisitions		14
Other	14	2	1
Balance at end of year	298	245	227
Allowance for credit losses [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	245
Balance at end of year		245
Allowance for credit losses [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	252
Balance at end of year		252
Allowance for credit losses [member] | IFRS9 [member] | Impact of adopting IFRS 9 at November 1, 2017 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	7
Balance at end of year		7
Buildings and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	69	88	81
Recognized in net income	(53)	(14)	2
Recognized in OCI	0	0	0
Acquisitions		0
Other	(4)	(5)	5
Balance at end of year	12	69	88
Buildings and equipment [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	69
Balance at end of year		69
Buildings and equipment [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	69
Balance at end of year		69
Buildings and equipment [member] | IFRS9 [member] | Impact of adopting IFRS 9 at November 1, 2017 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	0
Balance at end of year		0
Pension and employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	559	520	353
Recognized in net income	(45)	19	13
Recognized in OCI	(87)	(49)	155
Acquisitions		86
Other	10	(17)	(1)
Balance at end of year	437	559	520
Pension and employee benefits [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	559
Balance at end of year		559
Pension and employee benefits [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	559
Balance at end of year		559
Pension and employee benefits [member] | IFRS9 [member] | Impact of adopting IFRS 9 at November 1, 2017 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	0
Balance at end of year		0
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	47	31	25
Recognized in net income	(31)	15	7
Recognized in OCI	0	0	0
Acquisitions		0
Other	0	1	(1)
Balance at end of year	16	47	31
Provisions [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	47
Balance at end of year		47
Provisions [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	47
Balance at end of year		47
Provisions [member] | IFRS9 [member] | Impact of adopting IFRS 9 at November 1, 2017 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	0
Balance at end of year		0
Financial instrument revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	124	25	2
Recognized in net income	(60)	(26)	7
Recognized in OCI	(1)	19	16
Acquisitions		111
Other	(17)	(5)	0
Balance at end of year	66	124	25
Financial instrument revaluation [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	124
Balance at end of year		124
Financial instrument revaluation [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	144
Balance at end of year		144
Financial instrument revaluation [member] | IFRS9 [member] | Impact of adopting IFRS 9 at November 1, 2017 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	20
Balance at end of year		20
Tax loss carry-forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	18	70	62
Recognized in net income	20	(49)	0
Recognized in OCI	0	0	0
Acquisitions		0
Other	0	(3)	8
Balance at end of year	38	18	70
Tax loss carry-forwards [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	18
Balance at end of year		18
Tax loss carry-forwards [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	18
Balance at end of year		18
Tax loss carry-forwards [member] | IFRS9 [member] | Impact of adopting IFRS 9 at November 1, 2017 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	0
Balance at end of year		0
Unearned income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	105	115	101
Recognized in net income	22	3	16
Recognized in OCI	0	0	0
Acquisitions		7
Other	(2)	(20)	(2)
Balance at end of year	125	105	115
Unearned income [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	105
Balance at end of year		105
Unearned income [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	105
Balance at end of year		105
Unearned income [member] | IFRS9 [member] | Impact of adopting IFRS 9 at November 1, 2017 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	0
Balance at end of year		0
Deferred tax assets other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	2	2	1
Recognized in net income	0	0	1
Recognized in OCI	0	0	0
Acquisitions		3
Other	0	(3)	0
Balance at end of year	2	2	2
Deferred tax assets other [member] | IAS 39 [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	2
Balance at end of year		2
Deferred tax assets other [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	2
Balance at end of year		2
Deferred tax assets other [member] | IFRS9 [member] | Impact of adopting IFRS 9 at November 1, 2017 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	0
Balance at end of year		0
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(329)	(158)	(124)
Recognized in net income	53	(19)	(33)
Recognized in OCI	0	0	0
Acquisitions		(143)
Other	(11)	(9)	(1)
Balance at end of year	(287)	(329)	(158)
Buildings and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(52)	(45)	(49)
Recognized in net income	0	(3)	5
Recognized in OCI	0	0	0
Acquisitions		(7)
Other	5	3	(1)
Balance at end of year	(47)	(52)	(45)
Pension and employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(10)	(8)	(13)
Recognized in net income	3	1	8
Recognized in OCI	(3)	(5)	(5)
Acquisitions		0
Other	(1)	2	2
Balance at end of year	(11)	(10)	(8)
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(93)	(88)	(81)
Recognized in net income	1	(5)	(6)
Recognized in OCI	0	0	0
Acquisitions		0
Other	7	0	(1)
Balance at end of year	(85)	(93)	(88)
Financial instrument revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(17)	(54)	(29)
Recognized in net income	3	36	(29)
Recognized in OCI	(2)	(13)	(8)
Acquisitions		0
Other	4	14	12
Balance at end of year	(12)	(17)	(54)
Foreign currency [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(1)	24	(38)
Recognized in net income	0	0	0
Recognized in OCI	0	0	62
Acquisitions		0
Other	1	(25)	0
Balance at end of year	0	(1)	24
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	30	1	(20)
Recognized in net income	(13)	19	11
Recognized in OCI	13	2	4
Acquisitions		0
Other	(24)	8	6
Balance at end of year	$ 6	$ 30	$ 1